UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item #1. Reports to Stockholders.

INDEX	Perkins Discovery Fund

Semi-Annual Report to Shareholders

PERKINS DISCOVERY FUND

For the Six Months ended
September 30, 2018
(unaudited)

October 18, 2018

Dear Shareholders:

The fiscal six-month period ended September 30, 2018 was very good for the Perkins Discovery Fund (“Fund”) and micro-cap stocks in general. The Fund finished the period with a return of 44.15% versus 10.89% for the Wilshire US Micro-Cap Index, 10.93% for the Russell 2000 Index, 13.92% for the NASDAQ Composite Index and 10.34% for the S&P 500 Index. The Wilshire US Micro-Cap Index, overall, performed approximately in line with large-cap stocks as represented by the S&P 500.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we acquired 24 new holdings and disposed of 4. As a result, the portfolio increased from from 21 holdings to 41. We started the period with 96.73% invested in equities and ended with 89.97% invested in equities. A significant amount of new money was invested in the Fund during the six-month period. This resulted in a large part from a YAHOO Finance article that was published in May. To see that article and another from our local newspaper please view our news page on our website at http://perkinsfund.com/news.html.

Our three best gaining stocks for the six-month period were Champions Oncology, Inc., Invuity, Inc. and BioTelemetry, Inc. Champions Oncology, Inc. is engaged in the development of advanced technology solutions and services to personalize the development and use of oncology drugs. Their TumorGraft technology platform helps pharmaceutical and biotech companies lower the cost and increase the speed of developing new oncology drugs and helps doctors determine which drugs will work best for a particular patient. The company is growing revenues at a 30% rate. We first purchased the stock in May. Invuity is a medical technology company focused on pioneering the use of advanced photonics to provide surgeons with improved direct visualization of surgical cavities during open minimally invasive and minimal access surgical procedures. First purchased by the Fund in April, the company agreed to be acquired by Stryker Corp in September. BioTelemetry is the leading remote and wireless medical technology company focused on delivery of health information. They provide remote cardiac monitoring, mobile blood glucose monitoring and centralized medical imaging that serves both the Healthcare and Clinical Research industries. We purchased our position in July of 2015 and it has been a steady performer ever since.

The Fund’s three worst declining stocks for the period were Capstone Turbine Corp, USA Technologies, Inc. and Asure Software, Inc. Capstone Turbine is the world’s leading developer and manufacturer of low-emission, commercially viable microturbine power generation systems. Their energy efficient systems are used in an array of markets, including oil and gas, renewable energy, critical power supply, microgrid and mobile applications. We first purchased shares in June and although the stock is down, we continue to have confidence that Capstone is well positioned to benefit from the growing distributed power generation market. USA Technologies, Inc. is a premier payment technology service provider of integrated cashless and mobile transactions in the self-service retail market including vending machines, laundry, car wash, arcade, kiosk and other unattended locations. Since our purchase in mid-2016, USA Technologies has been a good performer, however, the stock is down after it initiated an audit committee investigation related to certain contractual arrangements and postponed the filing of its second quarter 10-K. We do not believe this will have a long-term impact on the business. Asure, a provider of software for work place management, payroll and human capital management is transitioning to cloud-based SaaS solutions. We first purchased shares in June as a turnaround story, which we believe is still intact.

The table below shows the Fund’s performance for various periods ended September 30, 2018.

Annualized Total Return	Perkins Discovery Fund	Wilshire US Micro-Cap Index	Russell 2000 Index	NASDAQ Composite Index	S&P 500 Index

Since 4-9-98 Inception	11.60%	8.20%	6.36%	7.52%	4.82%
Fifteen Year	9.52%	7.80%	8.67%	10.55%	7.42%
Ten Year	12.51%	10.83%	9.58%	14.42%	9.59%
Five Year	11.57%	9.13%	9.58%	16.36%	11.62%
Three Year	24.91%	14.74%	15.51%	20.31%	14.92%
One Year	47.87%	12.69%	13.80%	23.87%	15.66%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, the return would be reduced.

Small- and micro-cap stocks had a very strong second quarter this year and have performed well along with large-caps through the third quarter. Unfortunately, the market experienced a significant setback starting in late September into mid-October. We believe that we could continue to see a prolonged period of economic expansion fueled by tax cuts, a strong labor market and rising consumer confidence, and at this point it appears that we are experiencing a bull market correction rather than the start of a bear market.

We cannot control the action of the market; however, we will continue to choose stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Perkins Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard W. Perkins, C.F.A.	Daniel S. Perkins, C.F.A.	Richard C. Perkins, C.F.A.
President	Executive Vice President	Executive Vice President

Opinions expressed above are those of Richard W. Perkins, Daniel S. Perkins or Richard C. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The Fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Wilshire US Micro-Cap Index is formed by taking the 2,500 smallest companies, as measured by Market Capitalization of the Wilshire 5000 Total Market Index. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by First Dominion Capital Corp. (11/18)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2018 and are subject to change at any time.

Stated performance in the Fund was achieved at some or all points during the period by Perkins Capital Management, Inc. (“Perkins”), the investment advisor to the Fund. Perkins waived or reimbursed part of the Fund’s total expenses. Had Perkins not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Perkins Discovery Fund
Portfolio Composition as of
September 30, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets

Common Stocks:
Communication Services	2.46%
Consumer Discretionary	5.85%
Food & Beverage Manufacturing	1.89%
Health Care Manufacturing	9.17%
Health Care Drugs/Services	17.84%
Health Care Supplies	18.58%
Health Care Support	10.64%
Industrial	3.52%
Information Technology	12.75%
Oil & Gas	2.26%
Pollution Control Equipment	0.60%
Software Services	4.22%
Short Term Investment	10.01%

99.79%

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 89.78%

COMMUNICATION SERVICES – 2.46%
Parateum Corp.*	227,500	$682,500

CONSUMER DISCRETIONARY – 5.85%
Duluth Holdings Inc.	13,500	424,710
Sportsman’s Warehouse Holdings, Inc.*	107,000	625,950
The Tile Shop Holdings, Inc.	80,000	572,000

		1,622,660

FOOD & BEVERAGE MANUFACTURING – 1.89%
Craft Brew Alliance, Inc.*	32,000	523,200

HEALTH CARE MANUFACTURING – 9.17%
AtriCure, Inc.*	25,000	875,750
Cardiovascular Systems, Inc.*	25,000	978,500
Fluidigm Corp.*	92,000	689,080

		2,543,330

HEALTH CARE DRUGS/SERVICES – 17.84%
ANI Pharmaceuticals, Inc.*	7,900	446,666
Assertio Therapeutics, Inc.*	70,000	411,600
BioScrip, Inc.*	200,000	620,000
Champions Oncology, Inc.*	84,000	1,467,480
NeoGenomics, Inc.*	50,000	767,500
Veracyte, Inc.*	55,000	525,250
Vericel Corp.*	50,000	707,500

		4,945,996

HEALTH CARE SUPPLIES – 18.58%
Antares Pharma, Inc.*	200,000	672,000
AxoGen, Inc.*	32,500	1,197,625
BioLife Solutions, Inc.*	25,000	437,500
Bovie Medical Corp.*	115,000	816,500
Cryoport, Inc.*	22,500	288,225
IRIDEX Corp.*	69,375	440,531
Sensus Healthcare, Inc.*	85,000	712,300
ViewRay Inc.*	62,500	585,000

		5,149,681

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2018
(unaudited)

		Fair
	Shares	Value

HEALTH CARE SUPPORT – 10.64%
BioTelemetry, Inc.*	15,000	$966,750
CareDx, Inc.*	33,000	952,050
Natera, Inc.*	21,000	502,740
Rockwell Medical, Inc.*	125,000	527,500

		2,949,040

INDUSTRIAL – 3.52%
Capstone Turbine Corp.*	420,000	420,000
Echo Global Logistics, Inc.*	18,000	557,100

		977,100

INFORMATION TECHNOLOGY – 12.75%
Airgain, Inc.*	49,000	643,860
Cyberoptics Corp.*	32,500	656,500
Perficient, Inc.*	19,000	506,350
Quantenna Communications, Inc.*	36,500	673,425
Rubicon Project, Inc.*	198,000	712,800
USA Technologies, Inc.*	47,500	342,000

		3,534,935

OIL & GAS – 2.26%
Profire Energy Inc.*	54,000	172,260
Ring Energy, Inc.*	10,000	99,100
SRC Energy, Inc.*	40,000	355,600

		626,960

POLLUTION CONTROL EQUIPMENT – 0.60%
LiqTech International, Inc.*	100,000	166,000

SOFTWARE SERVICES – 4.22%
Asure Software, Inc.*	27,000	335,340
ePlus, Inc.*	9,000	834,300

		1,169,640

TOTAL COMMON STOCKS – 89.78%
(Cost: $17,024,308)		24,891,042

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2018
(unaudited)

		Fair
	Shares	Value

SHORT TERM INVESTMENT – 10.01%
Fidelity Investments Money Market Fund 1.95%**
(Cost: $2,773,802)	2,773,802	$2,773,802

TOTAL INVESTMENTS – 99.79%
(Cost: $19,798,110)		27,664,844
Other assets, net of liabilities – 0.21%		59,049

NET ASSETS –100.00%		$27,723,893

*Non-Income producing
**Effective 7-day yield as of September 30, 2018

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $19,798,110) (Note 1)	$27,664,844
Receivable for capital stock sold	87,760
Dividends and interest receivable	3,678
Prepaid expenses	24,488

TOTAL ASSETS	27,780,770

LIABILITIES
Payable for capital stock purchased	5,892
Accrued advisory fees	8,416
Accrued 12b-1 fees	29,418
Accrued accounting fees	139
Accrued professional fees	8,544
Other accrued expenses	4,468

TOTAL LIABILITIES	56,877

NET ASSETS	$27,723,893

Net Assets Consist of:
Paid-in capital	$19,290,874
Accumulated undistributed net investment income (loss)	(205,894)
Accumulated net realized gain (loss) on investments	772,179
Net unrealized appreciation (depreciation) of investments	7,866,734

Net Assets	$27,723,893

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$27,723,893
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	472,240
Net Asset Value and Offering Price Per Share	$58.71

Redemption Price Per Share*	$58.12

* Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF OPERATIONS
Six months ended September 30, 2018 (unaudited)

INVESTMENT INCOME
Dividend	$4,075
Interest	16,500

Total investment income	20,575

EXPENSES
Investment management fees (Note 2)	83,699
12b-1 fees (Note 2)	20,925
Recordkeeping and administrative services (Note 2)	9,309
Accounting fees (Note 2)	11,023
Custody fees	1,606
Transfer agent fees (Note 2)	6,450
Professional fees	17,909
Filing and registration fees	8,381
Trustee fees	3,374
Compliance fees	3,468
Shareholder reports	7,585
Shareholder servicing	2,112
Insurance	2,128
Other	7,459

Total expenses	185,428

Net investment income (loss)	(164,853)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	662,253
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,307,283

Net realized and unrealized gain (loss) on investments	4,969,536

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,804,683

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	September 30, 2018	Year ended
	(unaudited)	March 31, 2018

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(164,853)	$ (164,675)
Net realized gain (loss) on investments	662,253	1,035,115
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,307,283	477,391

Increase (decrease) in net assets from operations	4,804,683	1,347,831

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	20,210,092	66,127
Shares redeemed	(4,040,509)	(1,105,473)

Increase (decrease) in net assets from capital stock transactions	16,169,583	(1,039,346)

NET ASSETS
Increase (decrease) during period	20,974,266	308,485
Beginning of period	6,749,627	6,441,142

End of period*	$27,723,893	$ 6,749,627

* Includes undistributed net investment income (loss) of:	$(205,894)	$ (41,041)

See Notes to Financial Statements

PERKINS DISCOVERY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Six months
	ended
	September 30, 2018		Year Ended March 31,

	(unaudited)		2018		2017		2016		2015	2014

Net asset value, beginning of period	$ 40.73		$33.39		$27.52		$37.54		$38.98	$30.23

Investment activities
Net investment income (loss)(1)	(0.53)		(0.90)		(0.75)		(0.67)		(0.71)	(0.62)
Net realized and unrealized gain (loss) on investments	18.51		8.24		6.62		(9.35)		(0.73)	9.37

Total from investment activities	17.98		7.34		5.87		(10.02)		(1.44)	8.75

Paid-in capital from redemption fees	–		–		–		–	(2)	–	–

Net asset value, end of period	$ 58.71		$40.73		$33.39		$27.52		$37.54	$38.98

Total Return	44.15%	**	21.98%		21.33%		(26.69%	)	(3.69% )	28.94%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.22%	*	3.38%		3.31%		3.27%		2.84%	2.83%
Expenses, net of waiver (Note 2)	2.22%	*	2.50%		2.42%		2.25%		2.16%	2.00%
Net investment income (loss)	(1.97%	)*	(2.41%	)	(2.29%	)	(2.01%	)	(1.96% )	(1.81%	)
Portfolio turnover rate	12.78%	**	10.43%		17.80%		2.20%		21.13%	23.98%
Net assets, end of period (000’s)	$ 27,724		$6,750		$6,441		$6,178		$9,619	$12,602

(1) Per share amounts calculated using the average shares outstanding during the period.
(2) Less than $0.01 per share.
* Annualized
** Not annualized

See Notes to Financial Statements

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT”), which is registered under The Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by WFT’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018 (unaudited)

which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$24,891,042	$–	$–	$24,891,042
Short-term Investments	2,773,802	–	–	2,773,802

	$27,664,844	$–	$–	$27,664,844

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended September 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended September 30, 2018.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2016-2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2018, there were no such reclassifications.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement (“Agreement”), the Fund’s investment advisor, Perkins Capital Management, Inc. (“Perkins”), provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Perkins received and waived investment management fees and reimbursed expenses for the six months ended September 30, 2018 as follows:

Fee Earned	Fee Waived	Expenses Reimbursed

$83,699	$–	$–

Perkins has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business,) in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for shares of the Fund to 2.25% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least July 31, 2019. The Agreement may be terminated at any time by the Board upon 60 days’ notice to Perkins, or by Perkins with the consent of the Board. Each waiver or reimbursement of an expense by Perkins is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Fund as of September 30, 2018, and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates

2019	2020	2021	Total

$81,786	$61,169	$60,470	$203,425

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates its principal underwriter, First Dominion Capital Corp. (the “Distributor”), for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s shares for activities primarily intended to result in the sale of those shares.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018 (unaudited)

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the six months ended September 30, 2018, the following expenses were incurred:

Class	Type of Plan	Fees Incurred

Investor	12b-1	$20,925
Investor	Shareholder Services	$ 2,112

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter and distributor in the continuous public offering of the Fund’s shares. For the six months ended September 30, 2018, FDCC received no commissions or underwriting fees from the sale of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended September 30, 2018, the following fees were earned:

Record Keeping &
Administration	Transfer Agent	Accounting Agent

$9,309	$6,450	$11,023

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term notes for the six months ended September 30, 2018, were as follows:

Purchases	Sales
$15,273,720	$1,917,494

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended September 30, 2018 and the year ended March 31, 2018, no distributions were paid.

As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(205,894)
Accumulated net realized gain (loss)	772,179
Net unrealized appreciation (depreciation) on investments	7,866,734

$8,433,019

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Total Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$19,798,110	$8,862,437	$(995,703)	$7,866,734

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended
	September 30, 2018	Year ended
	(unaudited)	March 31, 2018

Shares sold	379,142	1,770
Shares redeemed	(72,602)	(28,955)

Net increase (decrease)	306,540	(27,185)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PERKINS DISCOVERY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2018 and held for the six months ended September 30, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Annualized Expense Ratio	Expenses Paid During Period Ended* 9/30/2018
Investor Class Actual	$1,000.00	$1,441.50	2.22%	$13.59
Investor Class Hypothetical**	$1,000.00	$1,013.90	2.22%	$11.21

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses.

Investment Adviser:
Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-1769

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Independent Registered Public Accounting Firm:
Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia PA 19102-2529

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Legal Counsel:
PractusTM LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: December 6, 2018

* Print the name and title of each signing officer under his or her signature.